Called up share capital	12 Months Ended
Mar. 31, 2018
Called up share capital
Called up share capital

 17. Called up share capital

Called up share capital is the number of shares in issue at their par value. A number of shares were allotted during the year in relation to employee share schemes.

Accounting policies

Equity instruments issued by the Group are recorded at the amount of the proceeds received, net of direct issuance costs.

		2018		2017
	Number	€m	Number	€m
Ordinary shares of 2020⁄ 21 US cents each allotted, issued and fully paid:[1]
1 April	28,814,142,848	4,796	28,813,396,008	4,796
Allotted during the year[2]	660,460	—	746,840	—
31 March	28,814,803,308	4,796	28,814,142,848	4,796

Note:

1

At 31 March 2018 the Group held 2,139,038,029 (2017: 2,192,064,339) treasury shares with a nominal value of €356 million (2017: €365 million). The market value of shares held was €4,738 million (2017: €5,348 million). During the year, 53,026,317 (2017: 62,761,357) treasury shares were reissued under Group share schemes. On 25 August 2017, 729,077,001 treasury shares were issued in settlement of a maturing subordinated mandatory convertible bond issued on 19 February 2016. For further details see note 21 “Liquidity and capital resources”.

2	Represents US share awards and option scheme awards.